Financial instruments (Details)	Sep. 30, 2026 $ / shares shares	Mar. 31, 2026 $ / shares	Dec. 10, 2024 shares
Exercise price | Black-Scholes Merton model
Disclosure of detailed information about financial instruments [line items]
Assumption input | $ / shares	11.5	11.5
Public warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Warrant, exercise price (in dollars per share) | $ / shares	$ 11.5
Warrants outstanding			4,730,557
Private warrant liabilities
Disclosure of detailed information about financial instruments [line items]
Warrants outstanding			129,611
Thunder Bridge
Disclosure of detailed information about financial instruments [line items]
Number of shares to purchase per warrant (in shares)	1